UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		February 12, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	      0
Form 13F Information Table Entry Total:	     77
Form 13F Information Table Value Total:	$95,366 (thousands)

List of Other Included Managers:
NONE

                                       TITLE OF                 VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER   VOTING AUTHORITY
          NAME OF ISSUER                 CLASS        CUSIP     (X$1000)PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
          --------------               --------       -----     ---------------  --- ---- -------  --------   ----  ------  ----
ABBOTT LABS                        COM                 2824100     1471   27,554 SH      SOLE                26,254       0  1300
AFLAC INC                          COM                 1055102      284    6,186 SH      SOLE                 5,846       0   340
APACHE CORP                        COM                37411105      325    4,367 SH      SOLE                 4,047       0   320
APPLE INC                          COM                37833100      765    8,965 SH      SOLE                 8,605       0   360
AT&T INC.                          COM               00206R102     1971   69,163 SH      SOLE                66,123       0  3040
BANK OF AMERICA CORPORATION        COM                60505104      968   68,759 SH      SOLE                68,759       0     0
BAXTER INTL INC                    COM                71813109      553   10,310 SH      SOLE                 9,810       0   500
BERKSHIRE HATHAWAY INC CL A        CL A               84670108      483        5 SH      SOLE                     5       0     0
BERKSHIRE HATHAWAY INC CL B        CL B               84670207     5146    1,601 SH      SOLE                 1,513       0    88
BHP BILLITON LTD SPON ADR          SPONSORED ADR      88606108       76   17,720 SH      SOLE                16,760       0   960
BRISTOL MYERS SQUIBB CO            COM               110122108     1106   47,568 SH      SOLE                45,188       0  2380
BURLINGTN NORTHERN SANTA FE C      COM               12189T104     1966   25,965 SH      SOLE                24,785       0  1180
CATERPILLAR INC DEL                COM               149123101     1029   23,040 SH      SOLE                22,080       0   960
CHEVRON CORP NEW                   COM               166764100     1221   16,508 SH      SOLE                15,728       0   780
CHURCH & DWIGHT INC                COM               171340102      587   10,460 SH      SOLE                 9,960       0   500
COCA COLA COMPANY                  COM               191216100      625   13,810 SH      SOLE                12,850       0   960
CONOCOPHILLIPS                     COM               20825C104     1149   22,175 SH      SOLE                21,405       0   770
COSTCO WHSL CORP NEW               COM               22160K105      337    6,420 SH      SOLE                 6,120       0   300
CVS CAREMARK CORPORATION           COM               126650100      981   34,150 SH      SOLE                32,330       0  1820
DEERE & COMPANY                    COM               244199105      229    5,983 SH      SOLE                 5,983       0     0
DIAMONDS TRUST SERIES I            UNIT SER 1        252787106      542    6,190 SH      SOLE                 6,190       0     0
DISNEY WALT CO                     COM               254687106      989   43,578 SH      SOLE                41,758       0  1820
ENCANA CORP                        COM               292505104      536   11,530 SH      SOLE                11,020       0   510
EXELON CORPORATION                 COM               30161N101     1540   27,690 SH      SOLE                26,790       0   900
EXXON MOBIL CORPORATION            COM               30231G102     3223   40,369 SH      SOLE                40,369       0     0
FIRSTENERGY CORP                   COM               337932107      928   19,110 SH      SOLE                18,170       0   940
FLIR SYSTEMS INC                   COM               302445101      480   15,660 SH      SOLE                15,060       0   600
FREEPORT-MCMORAN COPPER & GOLD     COM               35671D857      510   20,885 SH      SOLE                20,165       0   720
GENERAL DYNAMICS CORP              COM               369550108     1307   22,700 SH      SOLE                21,500       0  1200
GENERAL ELECTRIC COMPANY           COM               369604103     1185   73,170 SH      SOLE                69,730       0  3440
GENZYME CORP GENL                  COM               372917104      632    9,520 SH      SOLE                 8,960       0   560
GILEAD SCIENCES INC                COM               375558103      826   16,160 SH      SOLE                15,440       0   720
GOLDCORP INC NEW                   COM               380956409      531   16,840 SH      SOLE                15,720       0  1120
HEINZ H J CO                       COM               423074103      248    6,590 SH      SOLE                 6,260       0   330
HEWLETT-PACKARD COMPANY            COM               428236103     1095   30,165 SH      SOLE                28,505       0  1660
HONEYWELL INTL INC                 COM               438516106     1207   36,780 SH      SOLE                34,680       0  2100
INTERNATIONAL BUSINESS MACHINE     COM               459200101      337    3,999 SH      SOLE                 3,999       0     0
ISHARES TR DJ SEL DIV INX          DJ SEL DIV INX    464287168     2098   50,816 SH      SOLE                42,956       0  7860
ISHARES TR BARCLAYS TIPS BD FD     BARCLYS TIPS BD   464287176     5538   55,806 SH      SOLE                55,806       0     0
ISHARES TR MSCI EMERGING MKTS      MSCI EMERG MKT    464287234     1605   64,290 SH      SOLE                60,090       0  4200
ISHARES TR IBOXX CORP BOND FD      IBOXX INV CPBD    464287242     3196   31,441 SH      SOLE                31,441       0     0
ISHARES TR RUSSELL 1000 INDEX      RUSSELL 1000      464287622     1535   31,420 SH      SOLE                31,420       0     0
ISHARES TR RUSSELL  3000 INDEX     RUSSELL 3000      464287689     1796   34,530 SH      SOLE                31,190       0  3340
ISHARES TR S&P SMALLCAP 600 ID     S&P SMLCAP 600    464287804     1613   36,690 SH      SOLE                33,630       0  3060
ISHARES TR BARCLAYS MBS BOND F     BARCLYS MBS BD    464288588      329    3,140 SH      SOLE                 3,140       0     0
ISHARES TR S&P US PFD STK INDE     US PFD STK IDX    464288687     1913   65,500 SH      SOLE                65,500       0     0
JOHNSON & JOHNSON                  COM               478160104     2727   45,577 SH      SOLE                43,057       0  2520
KANSAS CITY SOUTHERN IND           COM NEW           485170302      453   23,800 SH      SOLE                22,580       0  1220
KIMBERLY CLARK CORP                COM               494368103      523    9,915 SH      SOLE                 9,395       0   520
MCDONALDS CORP                     COM               580135101     2261 36,363.01SH      SOLE                34,563       0  1800
MICROSOFT CORP                     COM               594918104      636   32,741 SH      SOLE                30,821       0  1920
MOLSON COORS BREWING CO CL B       CL B              60871R209      317    6,480 SH      SOLE                 6,140       0   340
NIKE INC CL B                      CL B              654106103     1200   23,525 SH      SOLE                22,405       0  1120
NORFOLK SOUTHERN CORP              COM               655844108      688   14,615 SH      SOLE                14,065       0   550
NORTHERN TRUST CORP                COM               665859104      453    8,690 SH      SOLE                 8,150       0   540
OGE ENERGY CORP HLDG CO            COM               670837103      232    9,000 SH      SOLE                 9,000       0     0
PANERA BREAD CO CL A               CL A              69840W108      412    7,890 SH      SOLE                 7,390       0   500
PEPSICO INCORPORATED               COM               713448108      743   13,562 SH      SOLE                13,002       0   560
PETROBRAS BRASILEIRO SA PETRO      SPONSORED ADR     71654V408      626   25,580 SH      SOLE                24,140       0  1440
PFIZER INCORPORATED                COM               717081103     1296   73,163 SH      SOLE                69,783       0  3380
PROCTER & GAMBLE CO                COM               742718109     1719   27,804 SH      SOLE                26,184       0  1620
QUALCOMM INC                       COM               747525103      917   25,600 SH      SOLE                24,350       0  1250
QWEST COMMUNICATIONS INTL INC      COM               749121109      291   80,000 SH      SOLE                80,000       0     0
SELECT SECTOR CONSUMER STAPLES     SBI CONS STPLS    81369Y308     1727   72,333 SH      SOLE                67,813       0  4520
SELECT SECTOR ENERGY SPDR TR       SBI INT-ENERGY    81369Y506     1091   22,830 SH      SOLE                20,790       0  2040
SELECT SECTOR TECHNOLOGY SPDR      SBI INT-TECH      81369Y803     1630  105,800 SH      SOLE                98,700       0  7100
SELECT SECTOR UTILITIES SPDR T     SBI INT-UTILS     81369Y886      202    6,970 SH      SOLE                 6,470       0   500
SPDR TRUST SER 1                   UNIT SER 1        78462F103    10327  114,434 SH      SOLE                106,50       0  7930
TEVA PHARM INDS LTD ADR            ADR               881624209      236    5,550 SH      SOLE                 5,550       0     0
TJX COS INC                        COM               872540109      907   44,080 SH      SOLE                41,620       0  2460
TRAVELERS COMPANIES INC            COM               89417E109     1211   26,790 SH      SOLE                25,250       0  1540
UMB FINANCIAL CORP                 COM               902788108      885   18,000 SH      SOLE                18,000       0     0
UNITED TECHNOLOGIES CORP           COM               913017109      821   15,326 SH      SOLE                14,406       0   920
V F CORP                           COM               918204108     1125   20,545 SH      SOLE                19,505       0  1040
VERIZON COMMUNICATIONS INC         COM               92343V104      767   22,629 SH      SOLE                21,529       0  1100
WAL-MART STORES INC                COM               931142103     1009   17,990 SH      SOLE                16,910       0  1080
WELLS FARGO & CO NEW               COM               949746101      923   31,325 SH      SOLE                29,245       0  2080